Investment in Master Trust - Schedule of Net Appreciation of Investments, Investment Income and Administrative Expenses (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment Income
Administrative expenses	$ 737,378	$ 603,861
Master Trust Balances
Investment Income
Net appreciation in fair value of investments	220,374,006	200,540,174
Dividends and interest	9,500,892	10,013,959
Total Investment Income	229,874,898	210,554,133
Administrative expenses	$ 739,521	$ 607,302